Assets held for sale and Vessels and drydock - Vessel sales (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) vessel
Disclosure of detailed information about property, plant and equipment [line items]
Repayments	$ 260,950	$ 507,764
Loss on sales of vessels, net		$ 69,218
Number of vessels in agreement to sell | vessel		18
Net proceeds from sales of vessels	0	$ 541,187
Write-off of deferred financing fees	$ 2,694	$ 5,784